Income taxes, Calculated Taxes Using Effective Income Tax Rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Net (loss) income before recovery of income taxes	$ (67,090,138)	$ 3,991,447
Canadian statutory tax rate	26.50%	26.50%
Expected income tax (recovery) expense	$ (17,778,887)	$ 1,057,733
Different tax rate for subsidiary and other adjustments	(2,114,698)	2,799,784
Loss on revaluation on warrant liability	30,252,772	0
Non-deductible expenses	5,624,359	386,788
True up to filing adjustments	3,263,592	(2,247,099)
Utilization of losses not previously recognized	0	(15,048,707)
Change in tax benefits not recognized	(13,626,842)	(1,997,206)
Total income tax expense (recovery)	$ 5,620,296	$ (15,048,707)